OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

24. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. We have reported our operations through five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	Basic liquid and solid epoxy resins; specialty resin compounds; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Revenues:
Polyurethanes	$4,964	$4,894	$4,434
Performance Products	3,019	3,065	3,301
Advanced Materials	1,267	1,325	1,372
Textile Effects	811	752	737
Pigments	1,269	1,436	1,642
Eliminations	(251)	(285)	(265)

Total	$11,079	$11,187	$11,221

Segment EBITDA(1):
Polyurethanes	$696	$726	$469
Performance Products	372	360	385
Advanced Materials	86	54	125
Textile Effects	(78)	(49)	(199)
Pigments	79	352	501
Corporate and other(2)	(262)	(251)	(236)

Subtotal	893	1,192	1,045
Discontinued Operations(3)	(5)	(5)	(6)

Total	888	1,187	1,039
Interest expense, net	(203)	(238)	(262)
Income tax expense—continuing operations	(137)	(179)	(113)
Income tax benefit—discontinued operations	2	3	5
Depreciation and amortization	(424)	(408)	(416)

Net income attributable to Huntsman International LLC	$126	$365	$253

Depreciation and Amortization:
Polyurethanes	$156	$152	$160
Performance Products	121	113	110
Advanced Materials	38	31	33
Textile Effects	17	23	27
Pigments	73	69	74
Corporate and other(2)	17	15	12

Subtotal	422	403	416
Discontinued Operations	2	5	—

Total	$424	$408	$416

Capital Expenditures:
Polyurethanes	$132	$107	$85
Performance Products	115	117	96
Advanced Materials	73	41	39
Textile Effects	31	27	34
Pigments	98	98	57
Corporate and other	22	22	19

Total	$471	$412	$330

	December 31,
	2013	2012	2011
Total Assets(4):
Polyurethanes	$2,839	$2,733	$2,687
Performance Products	2,320	2,242	2,205
Advanced Materials	918	909	874
Textile Effects	653	630	591
Pigments	1,469	1,536	1,376
Corporate and other	1,212	820	597

Total	$9,411	$8,870	$8,330

(1)
Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented.

(4)
Effective in the fourth quarter of 2013, we began reclassifying cash and deferred tax amounts from our business segments to Corporate and other and we began reclassifying intercompany investment amounts from our business segments to Corporate and other to mirror the treatment of related elimination amounts. The amounts for prior periods have been reclassified to conform to the current presentation.

	Year ended December 31,
	2013	2012	2011
By Geographic Area
Revenues(1):
United States	$3,319	$3,347	$3,470
China	1,081	1,040	944
Mexico	853	954	723
Germany	586	600	638
Italy	437	465	558
Other nations	4,803	4,781	4,888

Total	$11,079	$11,187	$11,221

	December 31,
	2013	2012	2011
Long-lived assets(2):
United States	$1,357	$1,299	$1,278
The Netherlands	356	351	310
United Kingdom	312	314	306
Saudi Arabia	220	231	243
Germany	200	201	205
China	202	169	162
Italy	197	164	152
Switzerland	154	163	166
France	162	154	126
Spain	138	147	157
Other nations	461	463	405

Total	$3,759	$3,656	$3,510

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets consist of property, plant and equipment, net.